Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Series, Inc.
Entity Central Index Key	0001062806
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000101856 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class R Shares
Trading Symbol	BIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 19.83%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.83%	1.65%	7.38%
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,144,549,618
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,349,289
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.00% as a percentage of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.00% as a percentage of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000198221 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class K Shares
Trading Symbol	MKILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 20.51%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.51%	2.21%	8.00%
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,144,549,618
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,349,289
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.45% as a percentage of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.45% as a percentage of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005983 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor C Shares
Trading Symbol	MCILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$181	1.65%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 19.24%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	19.24%	1.13%	6.97%
Investor C Shares (with sales charge)	18.24	1.13	6.97
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,144,549,618
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,349,289
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.50% as a percentage of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.50% as a percentage of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005981 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor A Shares
Trading Symbol	MDILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 20.16%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.16%	1.91%	7.65%
Investor A Shares (with sales charge)	13.85	0.81	7.08
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,144,549,618
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,349,289
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.75% as a percentage of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.75% as a percentage of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005984 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Institutional Shares
Trading Symbol	MAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 20.40%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.40%	2.15%	7.94%
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,144,549,618
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 6,349,289
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.50% as a percentage of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.50% as a percentage of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports